CASH FLOW INFORMATION - Summary of Investing Activities with Partial Cash Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Cash paid during the year	$ 3,746	$ 8,547	$ 14,537
Purchase of PPE
Disclosure Of Investing Activities With Partial Cash Payments [Line Items]
Acquisition of property, plant and equipment	3,553	8,657
Add: Payable for PPE or CIP - Opening	173	196
Less: Payable for PPE or CIP - Ending	(152)	(173)
Less: Prepayment for PPE & CIP - Opening	(427)	(561)
Add: Prepayment for PPE & CIP - Ending	599	428
Cash paid during the year	$ 3,746	$ 8,547